SCHWABFUNDS(R)


SCHWAB 1000
FUND(R)


Annual Report
August 31, 1997

Dear Shareholder,

                  With the support of investors like you, SchwabFunds(R)
[Photo of         continues to be among the largest and fastest-growing mutual
Charles R.        fund families in the nation. Charles Schwab Investment
Schwab]           Management, Inc. (CSIM) now manages over $50 billion in assets for more than 2.5 million SchwabFunds shareholders and offers
                  31 funds spanning a spectrum of financial markets and investing styles.

ENHANCING CHANNELS OF COMMUNICATION

We believe that an important part of serving your needs is keeping you informed about your investments. This report, for example, contains performance and financial data on your fund as well as an analysis of market trends during the reporting period and the impact of those trends on our portfolio management strategy. This is just one way we hope to keep communication open between you and the people managing your investments.

In addition, if you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find a wealth of information--including monthly commentaries on market conditions from our SchwabFunds portfolio managers.

NEW INVESTMENT OPPORTUNITIES

In our ongoing commitment to provide additional investment opportunities, we recently introduced Schwab OneSource Portfolios-Small Company Fund--a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this fund may be an appropriate investment for you. For a free prospectus which contains more information including fees and expenses, please call our toll-free line at 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.

                                                 /s/ Charles R. Schwab
                                                 -------------------------------
                                                     Charles R. Schwab

                                                 Make Your
                                                 Money Work
                                                 Harder!

                                                 Use this envelope to easily add
                                                 to your Schwab 1000 Fund(R).

Charles Schwab

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB 1000 FUND(R).

As a Schwab 1000 Fund shareholder, you can seek U.S. stock market returns by effectively investing in a diversified equity portfolio of America's 1,000 largest publicly traded U.S. corporations, based on market capitalization. 1
Now you can easily add to your fund by using this convenient Schwab investment coupon. You can also have money transferred to your Schwab 1000 Fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP).2 If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

1. The Schwab 1000 Fund does not include privately held companies, investment companies and companies incorporated outside the United States.

2. The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB 1000 FUND(R)
INVESTMENT COUPON
------------------------------------------------------------------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

---------------------------------------------
NAME

$
---------------------------------------------
AMOUNT OF INVESTMENT*

X
---------------------------------------------
SIGNATURE


                  -
------------------------------------
      SCHWAB ACCOUNT NUMBER

/ /  Check here if you would like more investment coupons for future use.

/ / Check here if you would like more information on Schwab's Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100 FOR INVESTOR SHARES AND $1,000 FOR SELECT SHARES.

(c) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF5008(9/97) CRS 20155


(Lift here for more information.)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS:

1. Fill out the Schwab investment coupon completely, including your name, account number, signature and the amount of your check. Please use a separate coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your Schwab investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-435-4000.


THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SCHWAB 1000 FUND(R) PROSPECTUS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Attn: Dept. AIP 333 4

                                                                ----------------
                                                                  NO POSTAGE
                                                                 NECESSARY IF
                                                                 MAILED IN THE
                                                                 UNITED STATES
                                                                ----------------


-----------------------------------------------------------
                      BUSINESS REPLY MAIL
FIRST-CLASS MAIL     PERMIT NO. 18125     SAN FRANCISCO, CA
-----------------------------------------------------------
                POSTAGE WILL BE PAID BY ADDRESSEE


                   CHARLES SCHWAB & CO., INC
                   PO BOX 7778
                   SAN FRANCISCO CA  94120-9419

TABLE OF CONTENTS

     A Word from SchwabFunds(R) .....................................   2
     Fund Performance ...............................................   2
     Tax-Smart Investment Strategy ..................................   5
     Fund Holdings ..................................................   5
     The Portfolio Management Team ..................................   7
     Market Overview ................................................   8
     Questions to the Portfolio Management Team .....................  13
     Financial Statements and Notes .................................  16

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for the Schwab 1000 Fund(R) (the
Fund) for the year ended August 31, 1997. During the reporting period, the Fund's net assets grew by 82% to over $2.8 billion while the number of shareholder accounts increased by 44% to over 180,000.

As explained on the following pages, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab 1000 Index(R). In addition, the Fund also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

This report covers both classes of shares for the Fund - Investor Shares and Select Shares, which became available on May 19, 1997. Select Shares require a minimum initial investment of $50,000 and offer a significantly lower operating expense ratio (OER) of 0.35%, which is among the lowest in the industry. 1 We also have lowered the cost of investing in the Investor Shares, reducing the OER from 0.49% to 0.46%, effective February 28, 1997. Both classes' OERs are guaranteed through at least February 29, 2000.


FUND PERFORMANCE

The graphs on the following pages compare the growth of a $10,000 investment in the Investor Shares and a $50,000 investment in the Select Shares of the Fund, made at their respective inceptions, with similar investments in the Schwab 1000 Index and in the Standard & Poor's 500(R) Index (S&P 500 Index.) THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

1 Source: Morningstar, Inc. Based on the average OER of 1.30% for 1,236 large-cap funds as of 8/31/97.

                 COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                          $10,000 INVESTMENT IN SCHWAB
                         1000 FUND(R) - INVESTOR SHARES,
                   SCHWAB 1000 INDEX(R), AND S&P 500(R) INDEX

[ ] Schwab 1000 Fund - Investor Shares
[ ] Schwab 1000 Index
[ ] S&P 500 Index

           Label                 A                 B                    C
--------------------------------------------------------------------------------
Label                    Investor Shares     Schwab 100 Index     S&P 500 Index
--------------------------------------------------------------------------------
    1   Apr 2, 97                  10000                10000             10000
    2   4/91                        9910                 9898              9908
    3   5/91                       10320                10311             10335
    4   6/91                        9850                 9840              9861
    5   7/91                       10320                10310             10321
    6   8/91                       10600                10591             10566
    7   9/91                       10460                10455             10389
    8   10/91                      10630                10625             10528
    9   11/91                      10240                10225             10104
   10   12/91                      11425                11412             11260
   11   1/92                       11283                11272             11050
   12   2/92                       11425                11415             11193
   13   3/92                       11171                11163             10975
   14   4/92                       11404                11392             11298
   15   5/92                       11404                11457             11353
   16   6/92                       11465                11257             11184
   17   7/92                       11726                11728             11641
   18   8/92                       11480                11486             11403
   19   9/92                       11623                11646             11537
   20   10/92                      11746                11763             11577
   21   11/92                      12208                12233             11971
   22   12/92                      12398                12428             12119
   23   1/93                       12502                12539             12220
   24   2/93                       12595                12632             12387
   25   3/93                       12896                12948             12648
   26   4/93                       12533                12583             12342
   27   5/93                       12896                12957             12673
   28   6/93                       12958                13024             12710
   29   7/93                       12905                12989             12659
   30   8/93                       13397                13492             13139
   31   9/93                       13355                13454             13038
   32   10/93                      13544                13654             13308
   33   11/93                      13355                13462             13181
   34   12/93                      13592                13700             13341
   35   1/94                       14005                14136             13794
   36   2/94                       13645                13781             13420
   37   3/94                       13042                13169             12837
   38   4/94                       13190                13326             13001
   39   5/94                       13349                13488             13213
   40   6/94                       12988                13127             12889
   41   7/94                       13405                13558             13312
   42   8/94                       13971                14147             13856
   43   9/94                       13651                13825             13518
   44   10/94                      13918                14095             13821
   45   11/94                      13416                13590             13318
   46   12/94                      13577                13767             13514
   47   1/95                       13923                14121             13864
   48   2/95                       14474                14700             14404
   49   3/95                       14852                15094             14829
   50   4/95                       15219                15476             15264
   51   5/95                       15770                16048             15874
   52   6/95                       16191                16490             16242
   53   7/95                       16807                17111             16779
   54   8/95                       16936                17245             16821
   55   9/95                       17606                17949             17531
   56   10/95                      17520                17859             17468
   57   11/95                      18276                18646             18233
   58   12/95                      18547                18924             18585
   59   1/96                       19095                19499             19217
   60   2/96                       19379                19789             19396
   61   3/96                       19554                19980             19582
   62   4/96                       19883                20321             19870
   63   5/96                       20354                20812             20380
   64   6/96                       20299                20779             20458
   65   7/96                       19335                19794             19554
   66   8/96                       19861                20327             19966
   67   9/96                       20967                21465             21088
   68   10/96                      21394                21899             21670
   69   11/96                      22938                23485             23308
   70   12/96                      22549                23103             22847
   71   1/97                       23846                24442             24272
   72   2/97                       23935                24528             24464
   73   3/97                       22870                23457             23461
   74   4/97                       24101                24696             24859
   75   5/97                       25631                26291             26371
   76   6/97                       26695                27402             27552
   77   7/97                       28857                29615             29743
   78   8/97                       27471                28216             28007

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                            Since Inception        Value of a
                          1 Yr.       5 Yr.    (4/2/91)        $10,000 Investment
================================================================================
SCHWAB 1000 FUND 2
    Investor Shares      38.32%      19.07%     17.04%              $27,471
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX        38.81%      19.69%     17.53%              $28,216
--------------------------------------------------------------------------------
S&P 500 INDEX            40.62%      19.75%     17.44%              $28,077
================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                         1 Yr.     5 Yr.  Since Inception
                                              (4/2/91)
================================================================================
SCHWAB 1000 FUND 2
    Investor Shares     31.51%    18.86%      17.01%
================================================================================

2 The Investment Manager and Schwab waived a portion of their fees during the reporting period. Without fee waivers and guarantees, as of 8/31/97, the average annual one-year, five-year, and since inception total returns would have been 38.24%, 19.01%, and 16.88%, respectively, for Investor Shares. As of 6/30/97, the average annual one-year, five-year, and since inception total returns would have been 31.44%, 18.80%, and 16.84%, respectively, for Investor Shares.

                 COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                          $50,000 INVESTMENT IN SCHWAB
                          1000 FUND(R) - SELECT SHARES,
                   SCHWAB 1000 INDEX(R), AND S&P 500(R) INDEX

                      [ ] Schwab 1000 Fund - Select Shares
                             [ ] Schwab 1000 Index
                               [ ] S&P 500 Index

            Label                  A                 B                  C
-------------------------------------------------------------------------------
Label                      Schwab 1000 Fund  Schwab 1000 Index    S&P 500 Index
-------------------------------------------------------------------------------
  1        May 19, 97            50000             50000              50000
  2          5/97                51040             51064              50935
  3          6/97                53184             53224              53217
  4          7/97                57492             57519              57447
  5          8/97                54755             54804              54230

CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                Since Inception             Value of a
                                   (5/19/97)           $50,000 Investment 3
================================================================================
SCHWAB 1000 FUND 4
     Select Shares                   9.50%                  $54,750
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX                    9.61%                  $54,804
--------------------------------------------------------------------------------
S&P 500 INDEX                        8.46%                  $54,230
================================================================================


CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                               Since Inception
                                   (5/19/97)
================================================================================
SCHWAB 1000 FUND 4
    Select Shares                    6.36%
================================================================================

3 Required minimum initial investment in the Select Shares is $50,000.
4 The Investment Manager and Schwab waived a portion of their fees during the reporting period. Without fee waivers and guarantees, as of 8/31/97 and as of 6/30/97, the cumulative since inception total returns for the Select Shares would have been 9.45% and 6.32%, respectively.

TAX-SMART INVESTMENT STRATEGY

The Fund seeks to maximize its after tax-performance by keeping capital gain distributions to a minimum. This strategy is designed to help investors keep more of what their money earns. The following chart illustrates the historical effects of this strategy on performance of the Schwab 1000 Fund(R) - Investor Shares.

5-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/97

                                      Before       After       % Lost
                                       Tax         Tax 5      to Taxes
================================================================================
Schwab 1000 Fund- Investor Shares 6   19.07%      18.31%      (0.76%)
--------------------------------------------------------------------------------
Average Large-Cap Fund 7              17.31%      14.91%      (2.40%)
================================================================================


FUND HOLDINGS

The Fund is a diversified and broad representation of the U.S. stock market, generally consisting of the 1,000 largest publicly traded U.S. companies (excluding investment companies). The Fund's portfolio currently includes a diversified group of stocks from an index that represents approximately 85% of the total value of the U.S. stock market. 8

The following page presents a list of the Fund's top 10 holdings and a pie chart showing the Fund's portfolio by economic sector. Both are presented as a percentage of total Fund investments, are as of August 31, 1997, and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of August 31, 1997, can be found in the Statement of Net Assets section of this report.


5 After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown.
6 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.46% for the Investor Shares through at least 2/29/2000. Without fee waivers and guarantees, the Investor Shares' total returns would have been lower.
7 Source: Morningstar, Inc. Large-Cap Fund category contains 451 funds with five-year track records as of 8/31/97. These funds may or may not follow a tax-efficiency strategy similar to that followed by the Schwab 1000 Fund.
8 Source: Wilshire Associates, as of 8/31/97. The U.S. stock market is represented by the Wilshire 5000 Index.

SCHWAB 1000 FUND(R) TOP 10 HOLDINGS AS OF 8/31/97

                                                               % OF FUND'S
  INVESTMENT                                                    PORTFOLIO
--------------------------------------------------------------------------------
  General Electric Co.                                             2.5
--------------------------------------------------------------------------------
  Microsoft Corp.                                                  2.0
--------------------------------------------------------------------------------
  Exxon Corp.                                                      1.9
--------------------------------------------------------------------------------
  Intel Corp.                                                      1.9
--------------------------------------------------------------------------------
  Coca-Cola Co.                                                    1.8
--------------------------------------------------------------------------------
  Merck & Co., Inc.                                                1.4
--------------------------------------------------------------------------------
  Philip Morris Companies, Inc.                                    1.3
--------------------------------------------------------------------------------
  IBM Corp.                                                        1.2
--------------------------------------------------------------------------------
  Procter & Gamble Co.                                             1.1
--------------------------------------------------------------------------------
  Wal-Mart Stores, Inc.                                            1.0
--------------------------------------------------------------------------------
  TOTAL                                                           16.1%
--------------------------------------------------------------------------------



                                SCHWAB 1000 FUND
                   PORTFOLIO BY ECONOMIC SECTOR AS OF 8/31/97


                Consumer Durables                       2%
                Transportation                          1%
                Consumer Non-Durables                  29%
                Technology                             19%
                Finance                                18%
                Materials & Services                    9%
                Utilities                               9%
                Energy                                  8%
                Capital Goods                           5%

                          Source: Wilshire Associates

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM as Portfolio Manager in March 1995 and was promoted to her current position in December 1996. She currently manages approximately $5.5 billion in assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

         Label             A
--------------------------------
Label                   Real GDP
--------------------------------
 1       Q1 1990          0.041
 2       Q2 1990          0.013
 3       Q3 1990         -0.019
 4       Q4 1990         -0.041
 5       Q1 1991         -0.022
 6       Q2 1991          0.017
 7       Q3 1991           0.01
 8       Q4 1991           0.01
 9       Q1 1992          0.047
10       Q2 1992          0.025
11       Q3 1992           0.03
12       Q4 1992          0.043
13       Q1 1993         -0.001
14       Q2 1993          0.019
15       Q3 1993          0.023
16       Q4 1993          0.048
17       Q1 1994          0.025
18       Q2 1994          0.049
19       Q3 1994          0.035
20       Q4 1994           0.03
21       Q1 1995          0.004
22       Q2 1995          0.007
23       Q3 1995          0.038
24       Q4 1995          0.003
25       Q1 1996           0.02
26       Q2 1996          0.047
27       Q3 1996          0.021
28       Q4 1996          0.038
29       Q1 1997          0.049
30       Q2 1997          0.033


Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 4.1% for the first six months of 1997.

- The apparent strength of the economy and the tight labor markets (refer to the next graph) continue to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation caused by either tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                Label           A
--------------------------------------------
Label                      Unemployment Rate
--------------------------------------------
 1              Jan-90          0.053
 2              Feb-90          0.053
 3              Mar-90          0.052
 4              Apr-90          0.054
 5              May-90          0.053
 6              Jun-90          0.051
 7              Jul-90          0.054
 8              Aug-90          0.056
 9              Sep-90          0.057
10              Oct-90          0.058
11              Nov-90           0.06
12              Dec-90          0.062
13              Jan-91          0.063
14              Feb-91          0.065
15              Mar-91          0.068
16              Apr-91          0.066
17              May-91          0.068
18              Jun-91          0.068
19              Jul-91          0.067
20              Aug-91          0.068
21              Sep-91          0.068
22              Oct-91          0.069
23              Nov-91          0.069
24              Dec-91          0.071
25              Jan-92          0.071
26              Feb-92          0.073
27              Mar-92          0.073
28              Apr-92          0.073
29              May-92          0.074
30              Jun-92          0.077
31              Jul-92          0.076
32              Aug-92          0.076
33              Sep-92          0.075
34              Oct-92          0.074
35              Nov-92          0.073
36              Dec-92          0.073
37              Jan-93          0.071
38              Feb-93           0.07
39              Mar-93           0.07
40              Apr-93           0.07
41              May-93          0.069
42              Jun-93          0.069
43              Jul-93          0.068
44              Aug-93          0.067
45              Sep-93          0.067
46              Oct-93          0.067
47              Nov-93          0.065
48              Dec-93          0.064
49              Jan-94          0.067
50              Feb-94          0.066
51              Mar-94          0.065
52              Apr-94          0.064
53              May-94           0.06
54              Jun-94           0.06
55              Jul-94          0.061
56              Aug-94          0.061
57              Sep-94          0.059
58              Oct-94          0.056
59              Nov-94          0.056
60              Dec-94          0.054
61              Jan-95          0.056
62              Feb-95          0.054
63              Mar-95          0.058
64              Apr-95          0.057
65              May-95          0.057
66              Jun-95          0.056
67              Jul-95          0.057
68              Aug-95          0.053
69              Sep-95          0.056
70              Oct-95          0.055
71              Nov-95          0.056
72              Dec-95          0.056
73              Jan-96          0.058
74              Feb-96          0.055
75              Mar-96          0.056
76              Apr-96          0.054
77              May-96          0.056
78              Jun-96          0.053
79              Jul-96          0.054
80              Aug-96          0.051
81              Sep-96          0.052
82              Oct-96          0.052
83              Nov-96          0.053
84              Dec-96          0.053
85              Jan-97          0.054
86              Feb-97          0.053
87              Mar-97          0.052
88              Apr-97          0.049
89              May-97          0.048
90              Jun-97           0.05
91              Jul-97          0.048
92              Aug-97          0.049

Source: Bloomberg L.P.

- The unemployment rate during 1996 remained near its lowest point for the decade. This declining trend continued into 1997, with the May and July rates of 4.8% representing the lowest rates since December 1973.

- Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and ultimately, prices.

                             MEASURES OF INFLATION

                        [ ] Quarterly Employment Cost Index
                        [ ] Monthly Consumer Price Index

                   Label             A
          ------------------------------------
          Label              Monthly Consumer
                               Price Index
          ------------------------------------
              1   Jan-90         0.052
              2   Feb-90         0.053
              3   Mar-90         0.052
              4   Apr-90         0.047
              5   May-90         0.044
              6   Jun-90         0.047
              7   Jul-90         0.048
              8   Aug-90         0.056
              9   Sep-90         0.062
             10   Oct-90         0.063
             11   Nov-90         0.063
             12   Dec-90         0.061
             13   Jan-91         0.057
             14   Feb-91         0.053
             15   Mar-91         0.049
             16   Apr-91         0.049
             17   May-91         0.05
             18   Jun-91         0.047
             19   Jul-91         0.044
             20   Aug-91         0.038
             21   Sep-91         0.034
             22   Oct-91         0.029
             23   Nov-91          0.03
             24   Dec-91         0.031
             25   Jan-92         0.026
             26   Feb-92         0.028
             27   Mar-92         0.032
             28   Apr-92         0.032
             29   May-92          0.03
             30   Jun-92         0.031
             31   Jul-92         0.032
             32   Aug-92         0.031
             33   Sep-92          0.03
             34   Oct-92         0.032
             35   Nov-92          0.03
             36   Dec-92         0.029
             37   Jan-93         0.033
             38   Feb-93         0.032
             39   Mar-93         0.031
             40   Apr-93         0.032
             41   May-93         0.032
             42   Jun-93          0.03
             43   Jul-93         0.028
             44   Aug-93         0.028
             45   Sep-93         0.027
             46   Oct-93         0.028
             47   Nov-93         0.027
             48   Dec-93         0.027
             49   Jan-94         0.025
             50   Feb-94         0.025
             51   Mar-94         0.025
             52   Apr-94         0.024
             53   May-94         0.023
             54   Jun-94         0.025
             55   Jul-94         0.028
             56   Aug-94         0.029
             57   Sep-94          0.03
             58   Oct-94         0.026
             59   Nov-94         0.027
             60   Dec-94         0.027
             61   Jan-95         0.028
             62   Feb-95         0.029
             63   Mar-95         0.029
             64   Apr-95         0.031
             65   May-95         0.032
             66   Jun-95          0.03
             67   Jul-95         0.028
             68   Aug-95         0.026
             69   Sep-95         0.025
             70   Oct-95         0.028
             71   Nov-95         0.026
             72   Dec-95         0.025
             73   Jan-96         0.027
             74   Feb-96         0.027
             75   Mar-96         0.028
             76   Apr-96         0.029
             77   May-96         0.029
             78   Jun-96         0.028
             79   Jul-96          0.03
             80   Aug-96         0.029
             81   Sep-96          0.03
             82   Oct-96          0.03
             83   Nov-96         0.033
             84   Dec-96         0.033
             85   Jan-97          0.03
             86   Feb-97          0.03
             87   Mar-97         0.028
             88   Apr-97         0.025
             89   May-97         0.022
             90   Jun-97         0.023
             91   Jul-97         0.022
             92   Aug-97         0.022


                   Label            A
          ------------------------------------
          Label            Quarterly Employment
                               Cost Index
          ------------------------------------
              1   Jan-90          0.053
              2   Feb-90          0.053
              3   Mar-90          0.053
              4   Apr-90          0.054
              5   May-90          0.054
              6   Jun-90          0.054
              7   Jul-90          0.051
              8   Aug-90          0.051
              9   Sep-90          0.051
             10   Oct-90          0.048
             11   Nov-90          0.048
             12   Dec-90          0.048
             13   Jan-91          0.046
             14   Feb-91          0.046
             15   Mar-91          0.046
             16   Apr-91          0.045
             17   May-91          0.045
             18   Jun-91          0.045
             19   Jul-91          0.043
             20   Aug-91          0.043
             21   Sep-91          0.043
             22   Oct-91          0.042
             23   Nov-91          0.042
             24   Dec-91          0.042
             25   Jan-92          0.041
             26   Feb-92          0.041
             27   Mar-92          0.041
             28   Apr-92          0.035
             29   May-92          0.035
             30   Jun-92          0.035
             31   Jul-92          0.034
             32   Aug-92          0.034
             33   Sep-92          0.034
             34   Oct-92          0.035
             35   Nov-92          0.035
             36   Dec-92          0.035
             37   Jan-93          0.034
             38   Feb-93          0.034
             39   Mar-93          0.034
             40   Apr-93          0.036
             41   May-93          0.036
             42   Jun-93          0.036
             43   Jul-93          0.036
             44   Aug-93          0.036
             45   Sep-93          0.036
             46   Oct-93          0.034
             47   Nov-93          0.034
             48   Dec-93          0.034
             49   Jan-94          0.032
             50   Feb-94          0.032
             51   Mar-94          0.032
             52   Apr-94          0.031
             53   May-94          0.031
             54   Jun-94          0.031
             55   Jul-94          0.031
             56   Aug-94          0.031
             57   Sep-94          0.031
             58   Oct-94           0.03
             59   Nov-94           0.03
             60   Dec-94           0.03
             61   Jan-95           0.03
             62   Feb-95           0.03
             63   Mar-95           0.03
             64   Apr-95           0.03
             65   May-95           0.03
             66   Jun-95           0.03
             67   Jul-95          0.028
             68   Aug-95          0.028
             69   Sep-95          0.028
             70   Oct-95          0.028
             71   Nov-95          0.028
             72   Dec-95          0.028
             73   Jan-96          0.029
             74   Feb-96          0.029
             75   Mar-96          0.029
             76   Apr-96          0.029
             77   May-96          0.029
             78   Jun-96          0.029
             79   Jul-96          0.029
             80   Aug-96          0.029
             81   Sep-96          0.029
             82   Oct-96           0.03
             83   Nov-96           0.03
             84   Dec-96           0.03
             85   Jan-97          0.028
             86   Feb-97          0.028
             87   Mar-97          0.028
             88   Apr-97          0.028
             89   May-97          0.028
             90   Jun-97          0.028
             91   Jul-97          0.030
             92   Aug-97          0.030





Source: Bloomberg L.P.


- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the twelve months ended August 1997, the CPI rose 2.2%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left interest rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED

                   A              B                    C                       D
---------------------------------------------------------------------------------------------
                S&P 500    Schwab Small Cap          Schwab           Lehman Brothers General
Label   Label    Index          Index          International Index       U.S. Gov't. Index
---------------------------------------------------------------------------------------------
  1                  1               1                    1                        1
  2    Sep-96    1.056           1.037                1.029                    1.017
  3    Oct-96    1.085           1.019                1.026                    1.039
  4    Nov-96    1.167            1.06                1.074                    1.057
  5    Dec-96    1.144           1.079                1.064                    1.046
  6    Jan-97    1.216           1.105                1.029                    1.047
  7    Feb-97    1.225           1.078                1.046                    1.049
  8    Mar-97    1.175           1.025                1.053                    1.038
  9    Apr-97    1.245           1.028                1.064                    1.053
 10    May-97    1.321           1.154                1.142                    1.062
 11    Jun-97     1.38           1.214                1.209                    1.074
 12    Jul-97     1.49           1.283                1.242                    1.104
 13    Aug-97    1.404           1.312                1.152                    1.093

[ ] Schwab Small-Cap Index(R)        [ ] S&P 500(R) Index
[ ] Schwab International Index(R)    [ ] Lehman Brothers General U.S. Gov't.
                                         Index

Total return assumes reinvestment of all dividend and capital gain distributions. Past performance is no guarantee of future results. The indices are representative returns of specific market sectors during the reporting period and do not reflect performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.


- Despite a 5.6% correction in August, large-cap domestic stocks, as represented by the S&P 500 Index, continued to be the strongest performing asset class, achieving a 40.6% return during the one-year reporting period ended August 31, 1997.

- As represented by the 31.2% return of the Schwab Small-Cap Index, small-cap stocks also achieved very strong returns during the reporting period, well in excess of their long-term averages.

- International stocks, as represented by the Schwab International Index, achieved a return of 15.2% for the reporting period, following a correction of 7.2% during August which was led by Asian markets.

- U.S. Government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a return of 9.3% for the one-year reporting period.

                        S&P 500(R) PRICE/EARNINGS RATIO

        Label                 A
--------------------------------------------
Label           S&P 500 Price/Earnings Ratio
--------------------------------------------
 1      Jan-90             14.37
 2      Feb-90             14.21
 3      Mar-90             14.77
 4      Apr-90             14.82
 5      May-90             15.84
 6      Jun-90             16.66
 7      Jul-90             16.65
 8      Aug-90             15.57
 9      Sep-90              14.9
10      Oct-90             14.36
11      Nov-90             14.59
12      Dec-90             15.19
13      Jan-91             14.95
14      Feb-91             16.82
15      Mar-91             17.48
16      Apr-91             17.85
17      May-91             17.92
18      Jun-91             17.96
19      Jul-91             18.07
20      Aug-91             19.72
21      Sep-91             19.88
22      Oct-91             19.92
23      Nov-91             21.02
24      Dec-91             21.85
25      Jan-92             23.35
26      Feb-92             23.83
27      Mar-92             25.45
28      Apr-92             25.51
29      May-92             25.71
30      Jun-92             25.08
31      Jul-92             25.61
32      Aug-92              25.5
33      Sep-92             24.37
34      Oct-92             23.94
35      Nov-92             24.08
36      Dec-92             24.01
37      Jan-93              24.2
38      Feb-93             24.25
39      Mar-93             24.22
40      Apr-93              23.2
41      May-93             23.21
42      Jun-93             22.58
43      Jul-93             22.52
44      Aug-93             23.02
45      Sep-93             23.74
46      Oct-93             23.97
47      Nov-93             22.55
48      Dec-93             23.55
49      Jan-94             22.98
50      Feb-94             21.17
51      Mar-94             20.34
52      Apr-94              20.1
53      May-94             20.16
54      Jun-94             19.76
55      Jul-94             18.64
56      Aug-94              18.9
57      Sep-94             18.26
58      Oct-94             17.55
59      Nov-94             16.58
60      Dec-94             16.98
61      Jan-95             16.23
62      Feb-95              16.2
63      Mar-95              16.5
64      Apr-95             16.02
65      May-95             16.43
66      Jun-95             16.82
67      Jul-95             16.55
68      Aug-95             16.18
69      Sep-95             16.86
70      Oct-95             16.18
71      Nov-95             17.14
72      Dec-95             17.41
73      Jan-96             18.11
74      Feb-96             18.56
75      Mar-96             18.94
76      Apr-96             19.16
77      May-96             19.48
78      Jun-96              19.3
79      Jul-96             18.31
80      Aug-96             18.62
81      Sep-96             19.75
82      Oct-96              19.6
83      Nov-96             21.05
84      Dec-96              20.7
85      Jan-97             20.55
86      Feb-97             20.98
87      Mar-97             19.87
88      Apr-97             20.24
89      May-97             21.43
90      Jun-97             22.45
91      Jul-97             23.92
92      Aug-97             22.64


Source: Bloomberg L.P.

- The price/earnings ratio for the S&P 500 was 22.6 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates, as well as strong flows into mutual funds, have helped the U.S. equity markets reach such levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which should be widely debated by market participants.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX(R) COMPARE TO THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

A. The total return for the one-year reporting period ended August 31, 1997 was 38.81% for the Schwab 1000 Index versus 40.62% for the S&P 500 Index. The reason for the difference in the returns was that large-cap stocks outperformed mid-cap stocks, which comprise a portion of the Schwab 1000 Index. On a Fund inception-to-date basis (i.e. since 4/2/91), the 17.53% average annual total return of the Schwab 1000 Index continues to narrowly outperform that of the S&P 500 Index -- 17.44%.

Since the two indices are constructed differently, performance variance between the two indices is a normal and anticipated occurrence. The S&P 500 Index includes 500 large market capitalization stocks as selected by the Standard & Poor's Index Committee. Stocks in the S&P 500 Index are chosen for market size, liquidity, and industry group representation. The Schwab 1000 Index is a broader representation of the U.S. stock market, composed of publicly traded common stocks of the 1,000 largest operating U.S. corporations (excluding investment companies) ranked by market capitalization.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB 1000 FUND(R)AND THE SCHWAB 1000 INDEX?

A. Unlike the Fund, the Index does not incur management and other Fund costs which reduce returns to the shareholders. Additionally, the Fund, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay Fund expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Fund can be greater or less than in the Index.

Another factor contributing to the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to avoid excessive realization of capital gains, the Fund may continue to hold certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice may have a positive or negative impact on the Fund's performance. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, which is referred to as the Fund's "tracking error." The table below shows the tracking error for each class for the one-year reporting period as well as on an inception to date basis. Given the classes' operating expense ratios and the other components of tracking error as discussed above, we are pleased with this level of tracking error.


                                           Average Annual
                       Tracking Error      Tracking Error           Annual
                      for the One Year    Inception to date       Operating
                        ended 8/31/97      as of 8/31/97 9       Expense Ratios
================================================================================
Investor Shares             0.49%               0.49%                0.46%
--------------------------------------------------------------------------------
Select Shares                 -                 0.11%                0.35%
================================================================================

Q. HOW DOES PORTFOLIO TURNOVER IMPACT FUND RETURNS? HOW DOES THE SCHWAB 1000 FUND(R) KEEP TURNOVER AT SUCH A LOW LEVEL?

A. Portfolio turnover can impact fund returns in two ways. First, each time a fund buys or sells a stock, it incurs trading or transaction expenses, which negatively impact a fund's return. Second, when appreciated stocks are sold, they generate capital gains. Higher turnover, especially in a bull market, may lead to greater levels of realized capital gains, which may require distribution to shareholders. All other things being equal, capital gains distributions have the impact of lowering the after-tax return levels for shareholders owning fund shares outside of sheltered retirement plans.

9 Actual, not annualized, for the Select Shares since period is less than one year. Inception dates are 4/21/91 and 5/19/97, respectively, for Investor Shares and Select shares.

Since the Schwab 1000 Index(R)'s composition is determined almost exclusively based on market capitalization and it is only reconstituted once a year, the Fund naturally has a low turnover rate -- 2% for both the one-year reporting period and on an annual average basis since the Fund's inception. Furthermore, by using tax-efficient portfolio management strategies, the Fund has minimized realization of capital gains. To date, the Fund has not paid a capital gain distribution to shareholders.

Q.  HOW MIGHT INDEX FUNDS BEHAVE IN A BEAR MARKET?

A. While broad-based index funds like the Schwab 1000 Fund(R) may help reduce the risk associated with investing in individual stocks or a specific industry sector, they do not provide protection against market risk. It's important to realize that the stock market can fluctuate significantly. Because equity index funds are designed to track stock market performance in both directions, down as well as up, their values will fall and rise with the markets they seek to track.

We feel the most meaningful way for investors to think about their exposure to market risk is not on a fund by fund basis, but on the basis of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total market exposure should be set at an appropriate level for you -- one that allows you to "ride out" bear markets over the long-term. Index funds can offer an excellent way to achieve long-term exposure to equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
COMMON STOCK--99.8%
AEROSPACE/DEFENSE--1.7%
BFGoodrich Co.                                              23,400     $      986
Boeing Co.                                                 348,052         18,948
Coltec Industries, Inc.+                                    18,200            407
General Dynamics Corp.                                      21,400          1,704
Litton Industries, Inc.+                                    20,500          1,022
Lockheed Martin Corp.                                       66,092          6,853
Northrop Grumman Corp.                                      21,900          2,564
Raytheon Co.                                                85,400          4,697
Sundstrand Corp.                                            24,600          1,451
Textron, Inc.                                               55,400          3,452
United Technologies Corp.                                   80,400          6,276
                                                                       ----------
                                                                           48,360
                                                                       ----------
AIR TRANSPORTATION--0.4%
AMR Corp.+                                                  31,100          3,133
Atlas Air, Inc.+                                             7,000            194
Comair Holdings, Inc.                                       12,000            323
Continental Airlines, Inc.+                                 14,400            527
Delta Airlines, Inc.                                        29,200          2,526
Northwest Airlines Corporation Class A+                     32,500          1,188
Southwest Airlines Co.                                      56,400          1,579
UAL Corp.+                                                  21,600          1,646
US Airways Group, Inc.+                                     36,500          1,246
                                                                       ----------
                                                                           12,362
                                                                       ----------
ALCOHOLIC BEVERAGES--0.3%
Anheuser-Busch Companies, Inc.                             180,800          7,707
Brown-Forman Corp. Class B                                  25,500          1,230
                                                                       ----------
                                                                            8,937
                                                                       ----------
APPAREL--0.4%
Fruit of the Loom, Inc. Class A+                            26,300            704
Jones Apparel Group, Ltd.+                                  28,600          1,435
Liz Claiborne, Inc.                                         20,000            891
Nautica Enterprises+                                        10,000            238
NIKE, Inc. Class B                                          89,600          4,784
Nine West Group, Inc.+                                       7,700            325
Reebok International Ltd.                                   16,700            734
Russell Corp.                                               12,200            348
Unifi, Inc.                                                 16,925            649
V.F. Corp.                                                  24,050          2,125
Warnaco Group, Inc.                                         13,600            441
                                                                       ----------
                                                                           12,674
                                                                       ----------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
AUTOMOTIVE PRODUCTS--0.2%
Autoliv, Inc.+                                              15,992     $      625
Bandag, Inc.                                                 4,000            213
Cooper Tire & Rubber Co.                                    19,500            490
Danaher Corp.                                               17,400            932
Goodyear Tire & Rubber Co.                                  57,900          3,568
Lear Corp.+                                                 26,000          1,191
                                                                       ----------
                                                                            7,019
                                                                       ----------
BANKS--8.7%
Amsouth Bancorporation                                      31,800          1,338
B B & T Corp.                                               34,250          1,772
Banc One Corp.                                             202,059         10,835
Bank of New York Co., Inc.                                 139,000          6,203
BankAmerica Corp.                                          247,390         16,281
BankBoston Corp.                                            52,420          4,357
Bankers Trust New York Corp.                                27,300          2,832
Barnett Banks, Inc.                                         71,676          4,883
CCB Financial Corp.                                          4,500            364
Central Fidelity Banks, Inc.                                27,825          1,089
Centura Banks, Inc.                                          8,000            455
Chase Manhattan Corp. (New)                                150,230         16,704
Citicorp                                                   166,500         21,248
Comerica, Inc.                                              40,864          2,894
Commerce Bancshares, Inc.                                   18,408            992
Compass Bancshares, Inc.                                    36,275          1,292
CoreStates Financial Corp.                                  76,592          4,710
Crestar Financial Corp.                                     38,800          1,734
Deposit Guaranty Corp.                                      12,000            385
Dime Bancorp, Inc. (New)                                    24,926            481
Fifth Third Bancorp                                         60,962          3,566
First American Corp.                                        17,600            744
First Chicago NBD Corp.                                    113,321          8,131
First Commerce Corp.                                        10,562            564
First Commercial Corp.                                       9,000            376
First Empire State Corp.                                     2,500            914
First Hawaiian, Inc.                                        10,000            369
First of America Bank Corp.                                 32,850          1,692
First Security Corp.                                        48,418          1,368
First Tennessee National Corp.                              26,300          1,400
First Union Corp.                                          206,986          9,948
First Virginia Banks, Inc.                                   9,750            664
Firstar Corp.                                               54,000          1,819
Firstmerit Corp.                                            16,400            769
Fleet Financial Group, Inc.                                 94,580          6,094
Hibernia Corp. Class A                                      35,000            532
Huntington Bancshares, Inc.                                 53,363          1,728
J.P. Morgan & Co., Inc.                                     70,000          7,508

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
KeyCorp, Inc.                                               78,423     $    4,754
Marshall & Ilsley Corp.                                     32,828          1,543
MBNA Corp.                                                 125,550          4,826
Mellon Bank Corp.                                           96,944          4,665
Mercantile Bancorp, Inc.                                    35,950          2,478
Mercantile Bankshares Corp.                                 30,675            863
National City Corp.                                         74,240          4,195
NationsBank Corp.                                          256,470         15,228
Northern Trust Corp.                                        44,900          2,385
Norwest Corp.                                              136,788          7,857
Old Kent Financial Corp.                                    17,976          1,101
Old National Bancorp                                         7,500            328
Pacific Century Financial Corp.                             10,175            502
People's Bank Bridgeport, Conneticut                        18,000            505
PNC Bank Corp.                                             116,730          5,049
Regions Financial Corp.                                     45,700          1,565
Republic New York Corp.                                     23,900          2,559
Signet Banking Corp.                                        26,300          1,363
Southtrust Corp.                                            37,125          1,661
Star Banc Corp.                                             31,300          1,414
State Street Corp.                                          53,200          2,653
Summit Bancorp                                              47,900          2,844
SunTrust Banks, Inc.                                        78,200          4,888
Synovus Financial Corp.                                     60,975          1,597
U. S. Bancorp. New                                          87,266          7,641
Union Bank of San Francisco                                 19,400          1,500
Union Planters Corp.                                        23,900          1,225
Wachovia Corp.                                              59,820          3,724
Wells Fargo & Co.                                           28,800          7,322
Wilmington Trust Co.                                        14,200            715
Zions Bancorporation                                        26,600          1,031
                                                                       ----------
                                                                          249,016
                                                                       ----------
BUSINESS MACHINES & SOFTWARE--9.3%
3COM Corp.+                                                118,450          5,915
Adobe Systems, Inc.                                         19,800            780
Amdahl Corp.+                                               32,100            395
Apple Computer, Inc.+                                       25,700            559
Autodesk, Inc.                                              12,200            534
Bay Networks, Inc.+                                         66,480          2,352
BMC Software, Inc.+                                         34,200          2,142
Cabletron Systems, Inc.+                                    52,000          1,573
Ceridian Corp.+                                             34,480          1,192
Cirrus Logic, Inc.+                                         12,200            210
Cisco Systems, Inc.+                                       238,100         17,947
Citrix Systems, Inc.+                                        8,000            404
Compaq Computer Corp.+                                     245,750         16,097
Computer Associates International, Inc.                    130,775          8,746

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Computer Sciences Corp.+                                    30,598     $    2,276
Compuware Corp.+                                            38,900          2,402
Dell Computer Corp.+                                       125,200         10,274
Diebold, Inc.                                               25,818          1,197
Digital Equipment Corp.+                                    50,400          2,167
Electronic Arts, Inc.+                                      30,400            967
Electronics For Imaging, Inc.+                              15,000            803
EMC Corp.+                                                  92,900          4,767
Gateway 2000, Inc.+                                         48,000          1,878
Hewlett-Packard Co.                                        359,500         22,042
Honeywell, Inc.                                             46,800          3,235
Informix Corp.+                                             40,700            369
International Business Machines Corp.                      349,400         35,246
Intuit, Inc.+                                               11,800            308
Iomega Corp.+                                               39,000            999
Komag, Inc.+                                                17,900            314
Lexmark International Group, Inc. Class A+                  20,000            700
McAfee Associates, Inc.+                                    14,400            815
Microchip Technology, Inc.+                                 30,000          1,213
Micron Electronics+                                         41,000            669
Microsoft Corp.+                                           425,500         56,241
Netscape Communications Corp.+                              25,898          1,031
Novell, Inc.+                                               30,800            289
Oracle Systems Corp.+                                      347,962         13,266
Parametric Technology Corp.+                                36,200          1,681
PeopleSoft, Inc.+                                           42,800          2,408
Pitney Bowes, Inc.                                          49,300          3,765
Quantum Corp.+                                              55,400          1,942
Rational Software Corp.+                                    10,000            165
Read-Rite Corp.+                                            14,000            402
Remedy Corp.                                                 8,000            309
Seagate Technology, Inc.+                                   87,060          3,325
Security Dynamics Technologies, Inc.+                        8,000            315
Shiva Corp.+                                                 2,000             30
Silicon Graphics, Inc.+                                     87,900          2,412
Sterling Software, Inc.+                                    13,800            474
Storage Technology Corp.+                                   30,800          1,569
Sun Microsystems, Inc.+                                    128,000          6,144
Sybase, Inc.+                                               65,120          1,213
Synopsys, Inc.+                                             23,800            824
Tandem Computers, Inc.+                                     47,800          1,625
Technology Data Corp.+                                      13,000            506
Unisys Corp.+                                               64,800            733
Western Digital Corp.+                                      33,400          1,607
Xerox Corp.                                                115,500          8,720
                                                                       ----------
                                                                          262,483
                                                                       ----------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
BUSINESS SERVICES--3.1%
Accustaff, Inc.+                                            30,000     $      797
Affiliated Computer Services, Inc.+                         11,000            289
America Online, Inc.+                                       36,700          2,367
American Management Systems, Inc.+                          11,000            275
APAC Teleservices, Inc.+                                    14,000            231
Apollo Group, Inc. Class A+                                 15,000            535
Automatic Data Processing, Inc.                            106,400          4,848
Browning-Ferris Industries, Inc.                            71,200          2,488
Cadence Design Systems, Inc.+                               34,875          1,659
Cambridge Technology Partners+                              12,000            387
Camco International, Inc.                                   18,000          1,240
Catalina Marketing Corp.+                                    6,000            278
Choicepoint, Inc.+                                           5,900            209
Cintas Corp.                                                16,100          1,123
Cognizant Corp.                                             59,600          2,503
Comdisco, Inc.                                              33,033            898
Concord EFS, Inc.+                                          14,850            412
Corrections Corp. of America+                               31,000          1,147
Credit Acceptance Corp.+                                     7,000             99
Deluxe Corp.                                                52,400          1,726
DST Systems, Inc.+                                          15,000            543
Dun & Bradstreet Corp.                                      69,600          1,949
Ecolab, Inc.                                                26,400          1,190
Equifax, Inc.                                               59,000          1,737
First Data Corp.                                           164,302          6,747
Fiserv, Inc.+                                               26,975          1,214
Foundation Health Systems, Inc. Class a Common+             45,760          1,456
Gartner Group, Inc. Class A+                                24,300            642
Gtech Holdings Corp.+                                       15,700            472
H & R Block, Inc.                                           34,700          1,362
HBO & Co.                                                   29,100          2,084
Health Care & Retirement Corp.+                             10,050            366
Health Management Associates, Inc. Class A+                 39,168          1,158
Healthcare Compare Corp.+                                   20,000          1,115
IKON Office Solutions                                       41,400          1,076
Interpublic Group of Companies, Inc.                        44,850          2,186
John H. Harland Co.                                         10,000            198
Keane, Inc.+                                                10,000            588
Kelly Services, Inc. Class A                                23,525            788
Manpower, Inc.                                              31,500          1,345
Medpartners, Inc.+                                          49,144          1,050
National Data Corp.                                         10,000            374
National Service Industries, Inc.                           12,200            540
NCR Corp.+                                                  29,451          1,044
Olsten Corp.                                                22,275            418
Omnicom Group, Inc.                                         29,100          1,972
Pacificare Health Systems, Inc. Class B+                     6,164            421

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Paychex, Inc.                                               34,087     $    1,167
PhyCor, Inc.+                                               22,650            667
Quorum Health Group, Inc.+                                  13,100            446
R.R. Donnelley & Sons Co.                                   52,500          2,044
Republic Industries, Inc.+                                  86,700          2,130
Reynolds & Reynolds Co. Class A                             20,400            411
Robert Half International, Inc.+                            23,100          1,348
Service Corp. International                                 82,400          2,637
Shared Medical Systems Corp.                                 7,600            372
Steris Corp.+                                                9,000            338
Stewart Enterprises, Inc. Class A                           13,050            515
Sungard Data Systems, Inc.+                                 20,800          1,084
SUPERVALU, Inc.                                             15,800            620
Total System Services, Inc.                                 31,800            745
U.S. Office Products Co.+                                   23,000            753
U.S.A. Waste Services, Inc.+                                77,050          3,236
Unisource Worldwide, Inc.                                   20,700            375
Vencor, Inc.+                                               27,775          1,114
Viad Corp.                                                  20,100            366
Wallace Computer Service, Inc.                              23,800            738
Waste Management Inc. (New)                                166,000          5,312
Wellpoint Health Networks, Inc. Class A+                    26,425          1,437
Wheelabrator Technologies, Inc.                             90,300          1,417
                                                                       ----------
                                                                           86,818
                                                                       ----------
CHEMICAL--3.2%
Air Products & Chemicals, Inc.                              36,100          2,944
Albemarle Corp.                                             15,400            378
Arco Chemical Co.                                           32,600          1,426
Betz Laboratories, Inc.                                     12,500            815
Cabot Corp.                                                 17,800            487
Crompton & Knowles Corp.                                    22,000            556
Cytec Industries, Inc.+                                     13,755            671
Dow Chemical Co.                                            82,000          7,257
E.I. du Pont de Nemours & Co.                              396,400         24,702
Eastman Chemical Co.                                        23,725          1,419
Ethyl Corp.                                                 31,300            282
Great Lakes Chemical Corp.                                  21,700          1,009
Hercules, Inc.                                              40,300          2,083
International Specialty Products, Inc.+                     45,400            650
Lubrizol Corp.                                              15,600            683
Lyondell Petrochemical Co.                                  36,300            880
M.A. Hanna Co.                                              10,725            278
Millennium Chemicals, Inc.                                  24,000            504
Minnesota Mining & Manufacturing Co.                       145,400         13,068
Monsanto Co.                                               205,500          9,029
Morton International Inc. New                               46,900          1,559
Nalco Chemical Co.                                          26,800          1,072

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Olin Corp.                                                  20,000     $      890
PPG Industries, Inc.                                        68,000          4,284
Praxair, Inc.                                               57,100          3,051
Rohm & Haas Co.                                             30,300          2,903
RPM, Inc.                                                   35,875            729
Sigma-Aldrich Corp.                                         35,000          1,142
Union Carbide Corp.                                         47,000          2,412
Valspar Corp.                                               21,600            666
W.R. Grace & Co.                                            24,900          1,713
Witco Corp.                                                 25,900          1,217
                                                                       ----------
                                                                           90,759
                                                                       ----------
CONSTRUCTION--0.4%
Armstrong World Industries, Inc.                            13,600            931
Centex Corp.                                                 9,000            489
Clayton Homes, Inc.                                         51,346            863
Crane Co.                                                   21,900            966
Fluor Corp.                                                 27,000          1,515
Lafarge Corp.                                               16,100            523
Martin Marietta Materials, Inc.                             21,400            748
Oakwood Homes Corp.                                         14,000            380
Owens Corning                                               18,300            742
Sherwin-Williams Co.                                        55,000          1,509
Stanley Works                                               36,800          1,567
USG Corp.+                                                  11,700            502
Vulcan Materials Co.                                        14,800          1,301
                                                                       ----------
                                                                           12,036
                                                                       ----------
CONSUMER-DURABLE--0.5%
Black & Decker Corp.                                        29,500          1,130
Harman International Industries, Inc.                        5,600            251
Leggett & Platt, Inc.                                       33,300          1,432
Masco Corp.                                                 51,400          2,285
Maytag Corp.                                                42,800          1,174
Newell Co.                                                  51,674          2,035
Shaw Industries, Inc.                                       30,100            337
Snap-on, Inc.                                               22,150            930
Sunbeam Corp.                                               33,100          1,456
Whirlpool Corp.                                             31,100          1,780
                                                                       ----------
                                                                           12,810
                                                                       ----------
CONSUMER-NONDURABLE--1.3%
American Greetings Corp. Class A                            29,200          1,015
Boston Chicken, Inc.+                                       15,600            192
Brinker International, Inc.+                                20,225            339
Corning, Inc.                                               85,800          4,537
Cracker Barrel Old Country Store, Inc.                      20,900            643
Darden Restaurants, Inc.                                    38,600            388
First Brands Corp.                                           6,400            160

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Fort James Corp.                                            78,100     $    3,280
Fortune Brands, Inc.                                        73,300          2,520
Hasbro, Inc.                                                44,725          1,202
Lancaster Colony Corp.                                      16,300            845
Lone Star Steakhouse & Saloon, Inc.+                         7,400            127
Mattel, Inc.                                               114,220          3,819
McDonald's Corp.                                           241,200         11,410
Outback Steakhouse, Inc.+                                   11,250            271
Premark International, Inc.                                 17,300            515
Rubbermaid, Inc.                                            54,000          1,350
Starbucks Corp.+                                            40,500          1,661
U.S. Industries, Inc.+                                      15,000            570
Wendy's International, Inc.                                 63,500          1,528
                                                                       ----------
                                                                           36,372
                                                                       ----------
CONTAINERS--0.3%
Bemis Co., Inc.                                             13,400            589
Crown Cork & Seal Co., Inc.                                 43,600          2,219
Jefferson Smurfit Corp.+                                    51,900          1,009
Owens-Illinois, Inc.+                                       55,900          1,946
Sealed Air Corp.+                                           25,600          1,328
Sonoco Products, Inc.                                       38,310          1,247
Stone Container Corp.                                       22,112            381
                                                                       ----------
                                                                            8,719
                                                                       ----------
ELECTRONICS--5.9%
Adaptec, Inc.                                               45,400          2,179
ADC Telecommunications, Inc.+                               50,400          1,871
Advanced Micro Devices, Inc.+                               49,300          1,846
Altera Corp.+                                               32,200          1,715
American Power Conversion Corp.+                            33,500            879
AMP, Inc.                                                   83,300          4,165
Analog Devices, Inc.+                                       49,400          1,636
Applied Materials, Inc.+                                    69,700          6,578
Arrow Electronics, Inc.+                                    19,400          1,192
Ascend Communications, Inc.+                                55,010          2,334
Atmel Corp.+                                                30,200          1,068
Avnet, Inc.                                                 17,100          1,183
AVX Corp. (New)                                             26,000            915
Cypress Semiconductor Corp.+                                40,600            721
Electronic Data Systems Corp.                              173,800          6,572
ESS Technology+                                             12,000            209
Fore Systems, Inc.+                                         23,400            478
General Semiconductor, Inc.+                                 9,250            131
General Signal Corp.                                        21,600            937
Glenayre Technologies, Inc.+                                14,600            256
Harris Corp.                                                18,300          1,594
Imation Corp.+                                              10,760            291

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Integrated Device Technology, Inc.+                         24,000     $      327
Intel Corp.                                                578,500         53,294
KLA-Tencor Corp.+                                           37,400          2,651
Lattice Semiconductor Corp.+                                 7,000            446
Linear Technology Corp.                                     30,700          2,013
LSI Logic Corp.+                                            45,100          1,452
Lucent Technologies, Inc.                                  222,727         17,345
Maxim Integrated Products, Inc.+                            24,600          1,700
Micron Technology, Inc.+                                    69,500          3,097
Molex, Inc.                                                 41,806          1,636
Molex, Inc. Class A                                         15,457            564
Motorola, Inc.                                             213,400         15,658
National Semiconductor Corp.+                               49,300          1,689
Perkin Elmer Corp.                                          12,800            947
Pittway Corp.                                                6,750            407
Qualcomm, Inc.+                                             24,700          1,142
Rockwell International Corp. (New)                          78,300          4,698
SCI Systems, Inc.+                                          18,000            708
Scientific-Atlanta, Inc.                                    24,700            537
Sensormatic Electronics Corp.                               10,250            134
Solectron Corp.+                                            33,600          1,407
Symbol Technologies, Inc.                                   11,550            427
Tektronix, Inc.                                              7,600            422
Tele-Communications International Series A+                 35,000            562
Teradyne, Inc.+                                             32,900          1,832
Texas Instruments, Inc.                                     69,800          7,931
Thermo Electron Corp.+                                      41,737          1,680
Thomas & Betts Corp.                                        19,400          1,086
Varian Associates, Inc.                                      9,300            531
Vishay Intertechnology, Inc.+                               13,450            359
Vitesse Semiconductor Corp.+                                10,500            495
VLSI Technology, Inc.+                                      14,000            462
Xilinx, Inc.+                                               27,400          1,302
                                                                       ----------
                                                                          167,691
                                                                       ----------
ENERGY-DEVELOPMENT--1.8%
Anadarko Petroleum Corp.                                    19,700          1,447
Apache Corp.                                                30,100          1,195
Baker Hughes, Inc.                                          53,200          2,254
Barrett Resources Corp.+                                    10,000            366
BJ Services Co.+                                            10,000            723
Burlington Resources, Inc.                                  43,000          2,177
Chesapeake Energy Corp.                                     15,000            128
Cooper Cameron Corp.+                                       15,000            973
Devon Energy Corp.                                          10,000            427
Diamond Offshore Drilling, Inc.                             56,600          3,092
Dresser Industries, Inc.                                    61,060          2,549
Enron Oil & Gas Co.                                         68,100          1,643

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Ensco International, Inc.+                                  26,400     $    1,676
Enserch Explorations, Inc.+                                 74,737            673
EVI, Inc.+                                                  27,600          1,451
Falcon Drilling, Inc.+                                      24,000            756
Global Marine, Inc.+                                        51,500          1,465
Halliburton Co.                                             97,400          4,649
Helmerich & Payne, Inc.                                     10,000            706
Louisiana Land & Exploration Co.                            16,700          1,279
Mapco Petroleum Co.                                         31,400            942
Mitchell Energy & Development Corp. Class A                  8,000            199
Nabors Industries, Inc.+                                    41,100          1,415
NGC Corp.                                                   31,000            508
Noble Affiliates, Inc.                                      12,400            575
Noble Drilling Corp.+                                       55,000          1,564
Occidental Petroleum Corp.                                 108,900          2,552
Ocean Energy, Inc.+                                          6,000            386
Reading & Bates Corp.+                                      18,500            672
Rowan Companies, Inc.+                                      22,000            657
Tidewater, Inc.                                             27,000          1,418
Transocean Offshore, Inc.                                   18,000          1,711
Union Pacific Resources Group                              110,354          2,759
Union Texas Petroleum Holding, Inc.                         21,100            492
United Meridian Corp.+                                       7,500            294
Valero Energy New+                                          19,600            653
Vastar Resources                                            29,800          1,272
Weatherford International, Inc.+                            21,400            986
Western Atlas, Inc.+                                        26,600          2,108
                                                                       ----------
                                                                           50,792
                                                                       ----------
FOOD-AGRICULTURE--5.1%
Archer-Daniels Midland Co.                                 197,865          4,279
Campbell Soup Co.                                          168,200          7,800
Coca-Cola Co.                                              877,600         50,295
Coca-Cola Enterprises, Inc.                                134,600          3,702
ConAgra, Inc.                                               83,524          5,372
CPC International, Inc.                                     49,700          4,430
Dean Foods Co.                                              21,150            939
Dole Food Co., Inc.                                         23,100            902
Flowers Industries, Inc.                                    22,500            416
General Mills, Inc.                                         60,500          3,880
H.J. Heinz Co.                                             125,100          5,207
Hershey Foods Corp.                                         52,600          2,808
Hormel Foods Corp.                                          19,100            568
IBP, Inc.                                                   31,400            720
IMC Global, Inc.                                            32,360          1,139
Interstate Bakeries Corp.                                   18,600          1,090
Kellogg Co.                                                143,800          6,435
McCormick & Co., Inc.                                       33,400            789

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Nabisco Holdings Corp.                                      14,000     $      581
PepsiCo, Inc.                                              547,600         19,714
Pioneer Hi-Bred International, Inc.                         26,500          2,271
Quaker Oats Co.                                             56,600          2,660
Ralston Purina Co.                                          39,300          3,537
Richfood Holdings, Inc.                                     12,750            287
Sara Lee Corp.                                             171,400          6,899
SYSCO Corp.                                                 60,700          2,155
Terra Industries, Inc.                                      11,100            148
Tyson Foods, Inc. Class A                                   69,300          1,473
Universal Corp.                                              9,500            346
Whitman Corp.                                               41,900          1,027
Wm. Wrigley Jr. Co.                                         46,000          3,335
                                                                       ----------
                                                                          145,204
                                                                       ----------
GOLD--0.2%
Battle Mountain Gold Co.                                    66,000            375
Homestake Mining Co.                                        37,800            529
Newmont Gold Co.                                            36,600          1,583
Newmont Mining Corp.                                        49,231          2,084
                                                                       ----------
                                                                            4,571
                                                                       ----------
HEALTHCARE--9.8%
Abbott Laboratories                                        272,700         16,345
Allegiance Corp.                                            14,920            468
Allergan, Inc.                                              15,700            508
ALZA Corp.+                                                 27,600            800
American Home Products Corp.                               226,800         16,330
Amgen, Inc.                                                 95,200          4,718
Bausch & Lomb, Inc.                                         27,100          1,113
Baxter International, Inc.                                  94,600          5,032
Beckman Instruments, Inc.                                   16,300            767
Becton, Dickinson & Co.                                     42,100          2,018
Bergen Brunswig Corp.                                       39,353          1,653
Beverly Enterprises, Inc.+                                  48,400            790
Biogen, Inc.+                                               26,000          1,024
Biomet, Inc.                                                48,900          1,015
Boston Scientific Corp.+                                    68,471          4,827
Bristol-Myers Squibb Co.                                   350,700         26,653
C.R. Bard, Inc.                                             13,600            469
Cardinal Health, Inc.                                       39,493          2,616
Centocor, Inc.+                                             20,600            924
Chiron Corp.+                                               49,612          1,110
Columbia/HCA Healthcare Corp.                              236,258          7,457
Dentsply International, Inc.                                 9,000            506
Dura Pharmaceuticals, Inc.+                                  9,000            321
Eli Lilly & Co.                                            196,584         20,568
Forest Laboratories, Inc.+                                   9,300            382

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Genentech, Inc.+                                            42,500     $    2,428
Genzyme Corp. (General Division)+                           28,800            810
Genzyme Corp. Tissue Repair+                                   864              9
Guidant Corp.                                               27,168          2,386
HealthSouth Corp.+                                         127,200          3,172
Humana, Inc.+                                               68,500          1,614
Idexx Corp.+                                                 9,800            184
Interneuron Pharmaceuticals, Inc.+                          10,500            194
Ivax Corp.+                                                 29,700            280
Johnson & Johnson                                          468,300         26,547
Jones Medical Industries, Inc.                              10,800            321
Lincare Holdings, Inc.+                                      7,500            358
Mallinckrodt, Inc.                                          25,600            931
Manor Care, Inc.                                            14,550            449
McKesson Corp. (New)                                        19,500          1,827
Medtronic, Inc.                                             85,600          7,736
Merck & Co., Inc.                                          430,054         39,483
Mylan Laboratories, Inc.                                    49,550          1,053
Omnicare, Inc.                                              26,600            770
Pfizer, Inc.                                               459,800         25,461
Quintiles Transnational Corp.+                              11,000            858
R.P. Scherer Corp.+                                         13,600            766
Rhone-Poulenc Rorer, Inc.                                   49,500          4,767
Schering Plough Corp.                                      258,200         12,394
St. Jude Medical, Inc.+                                     26,450          1,007
Stryker Corp.                                               36,600          1,462
Sybron International Corp.+                                 29,800          1,190
Tenet Healthcare Corp.+                                    112,373          3,062
Thermo Cardiosystems, Inc.+                                  7,500            188
U.S. Surgical Corp.                                         20,700            682
United Healthcare Co.                                       50,400          2,451
Warner Lambert Co.                                          93,900         11,931
Watson Pharmaceuticals+                                     17,500            920
                                                                       ----------
                                                                          276,105
                                                                       ----------
HOUSEHOLD PRODUCTS--2.3%
Alberto-Culver Co. Class B                                  18,700            546
Avon Products, Inc.                                         45,200          2,896
Clorox Co.                                                  19,300          2,533
Colgate-Palmolive Co.                                      105,000          6,589
Dial Corp. (New)                                            20,100            339
Estee Lauder Companies Class A                              18,000            855
Gillette Co.                                               199,205         16,497
International Flavors & Fragrances, Inc.                    43,500          2,224
Procter & Gamble Co.                                       239,100         31,814
Tupperware Corp.                                             8,700            292
                                                                       ----------
                                                                           64,585
                                                                       ----------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
IMAGING & PHOTO--0.3%
C-Cube Microsystems, Inc.+                                   8,000     $      240
Eastman Kodak Co.                                          101,900          6,662
Polaroid Corp.                                              18,200            961
                                                                       ----------
                                                                            7,863
                                                                       ----------
INSURANCE--4.5%
Aegon NV+                                                   12,989            964
Aetna, Inc.                                                 54,665          5,217
AFLAC, Inc.                                                 49,825          2,743
Alleghany Corp.+                                             2,953            709
Allmerica Financial Corp.                                   40,216          1,664
Allstate Financial Corp.                                   154,724         11,305
AMBAC, Inc.                                                 10,400            840
American Bankers Insurance Group, Inc.                       6,100            403
American General Corp.                                      81,546          3,929
American International Group, Inc.                         251,037         23,692
American National Insurance Co.                              7,900            766
Aon Corp.                                                   61,775          3,147
Chubb Corp.                                                 65,100          4,354
CIGNA Corp.                                                 24,700          4,529
Cincinnati Financial Corp.                                  16,538          1,344
CNA Financial Corp.+                                        25,400          2,881
Conseco, Inc.                                               60,640          2,608
Equitable Companies, Inc.                                   61,100          2,658
Equitable of Iowa Companies                                 14,700            957
Erie Indemnity Co. Class A                                  40,000          1,300
Everest Reinsurance Holdings, Inc.                          15,000            543
General Re Corp.                                            27,700          5,370
Hartford Financial Services Group                           43,900          3,501
Jefferson-Pilot Corp.                                       29,150          2,028
Liberty Financial Corp.                                      7,000            347
Lincoln National Corp.                                      33,900          2,269
Marsh & McLennan Companies, Inc.                            54,800          3,740
MBIA Corp.                                                  13,500          1,529
Mercury General Corp.                                       12,200          1,068
MGIC Investment Corp.                                       45,400          2,284
Ohio Casualty Corp.                                         17,300            804
Old Republic International Corp.                            30,850          1,109
Oxford Health Plans, Inc.+                                  29,900          2,186
Paul Revere Corp.                                           18,900            808
Penncorp Financial Group, Inc.                               9,000            289
PMI Group, Inc.                                             10,400            601
Progressive Corp.                                           23,900          2,366
Protective Life Corp.                                       13,800            687
Provident Companies, Inc.                                   24,000          1,563
Providian Financial Corp.+                                  29,900          1,114
Reliance Group Holdings, Inc.                               34,000            417

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Reliastar Financial Corp.                                   12,500     $      934
SAFECO Corp.                                                39,600          1,945
St. Paul Companies, Inc.                                    34,100          2,502
SunAmerica, Inc.                                            45,100          2,430
TIG Holdings, Inc.                                          16,300            509
Torchmark Corp.                                             49,700          1,873
Transamerica Corp.                                          26,500          2,612
Transatlantic Holdings, Inc.                                 8,700            615
United Insurance Companies, Inc.+                           12,000            360
Unitrin, Inc.                                               14,200            852
UNUM Corp.                                                  43,416          1,791
USF & G Corp.                                               32,700            717
Western National Corp.                                      27,500            767
                                                                       ----------
                                                                          128,540
                                                                       ----------
MEDIA--2.5%
A.H. Belo Corp. Class A                                     18,000            772
Ascent Entertainment Group, Inc.+                            8,309             91
BHC Communications, Inc.                                    11,700          1,436
Central Newspapers, Inc. Class A                             7,000            476
Chris-Craft Industries, Inc.+                               10,691            525
Clear Channel Communications, Inc.+                         38,600          2,622
Comcast Corp. Class A                                      130,688          3,063
Cox Communications, Inc. Class A+                           87,306          2,363
Dow Jones & Co., Inc.                                       46,000          1,969
E.W. Scripps Co. Class A (New)                              31,675          1,245
Gannett Co., Inc.                                           50,300          4,901
Harte Hanks Communications, Inc.                             9,100            277
K-III Communications Corp.+                                 38,000            463
King World Productions, Inc.                                 9,000            358
Knight-Ridder, Inc.                                         28,800          1,458
Lee Enterprises, Inc.                                        7,000            179
Lin Television Corp.+                                       10,550            500
McClatchy Newspapers, Inc. Class A                          12,000            362
McGraw Hill Companies, Inc.                                 32,100          1,968
Meredith Corp.                                              16,000            480
New York Times Co. Class A                                  34,013          1,607
Pulitzer Publishing Co.                                      3,066            161
Readers Digest Association, Inc.                             7,800            231
Regal Cinemas, Inc.+                                         7,500            213
SBC Communications, Inc.                                   325,082         17,677
Scholastic Corp.+                                              700             24
Telecommunications, Inc. Series A (Liberty Media
  Group)+                                                   78,129          2,061
Telecommunications, Inc. Series A (TCI Group)+             245,346          4,294
Time Warner, Inc.                                          193,955          9,989
Times Mirror Co. Series A                                   36,400          1,845
Tribune Co. (New)                                           44,200          2,185
Viacom, Inc. Class A+                                       12,172            359

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Viacom, Inc. Class B+                                       97,026     $    2,874
Washington Post Co.                                          4,300          1,809
                                                                       ----------
                                                                           70,837
                                                                       ----------
MISCELLANEOUS FINANCE--4.6%
A.G. Edwards & Sons, Inc.                                   28,562          1,135
Advanta Corp. Class A                                       14,600            484
Alex Brown, Inc.                                             8,000            678
American Express Co.                                       164,400         12,782
Bear, Stearns & Co., Inc.                                   39,138          1,548
Beneficial Corp.                                            16,000          1,145
Berkshire Hathaway, Inc.+                                      444         18,428
Capital One Financial Corp.                                 17,000            655
Charles Schwab Corp.                                        61,500          2,610
Charter One Financial, Inc.                                 13,125            714
Countrywide Credit Industries, Inc.                         35,985          1,212
Donaldson Lufkin & Jenrette                                 17,300          1,027
Federal Home Loan Mortgage Corp.                           238,400          7,763
Federal National Mortgage Assoc.                           370,000         16,280
Finova Group, Inc.                                          10,800            913
Franklin Resources, Inc.                                    46,300          3,582
Golden State Bancorp Inc.+                                  14,000            404
Golden West Financial Corp.                                 19,200          1,580
GreenPoint Financial Corp.                                  14,100            868
Green Tree Financial Corp.                                  44,000          1,933
H.F. Ahmanson & Co.                                         40,300          2,045
Household International, Inc.                               41,000          4,548
Lehman Brothers Holdings, Inc.                              34,880          1,530
Leucadia National Corp.                                     30,000            956
Mercury Finance Co.                                         64,563            101
Merrill Lynch & Co., Inc.                                  118,600          7,294
Money Store, Inc.                                           15,000            428
Morgan Stanley, Dean Witter, Discover & Co.                197,605          9,510
PaineWebber Group, Inc.                                     39,125          1,504
Provident Financial Group, Inc.                             10,200            483
Salomon, Inc.                                               37,100          2,221
Student Loan Marketing Assoc. Holding Corp.                 20,100          2,724
T. Rowe Price Associates, Inc.                              24,200          1,331
TCF Financial Corp.                                         12,800            682
Travelers Group, Inc.                                      224,433         14,251
United Asset Management Corp.                               18,400            493
Washington Federal, Inc.                                    14,000            382
Washington Mutual, Inc.                                     86,245          5,164
Wesco Financial Corp.                                        2,100            578
                                                                       ----------
                                                                          131,966
                                                                       ----------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
MOTOR VEHICLE--2.1%
Chrysler Corp.                                             246,600     $    8,662
Cummins Engine Co., Inc.                                    10,400            800
Dana Corp.                                                  36,300          1,672
Eaton Corp.                                                 25,100          2,261
Echlin, Inc.                                                35,400          1,312
Ford Motor Co.                                             415,500         17,866
General Motors Corp.                                       258,400         16,215
General Motors Corp. Class H                                38,000          2,415
Genuine Parts Co.                                           58,575          1,809
Harley-Davidson, Inc.                                       35,700          1,932
Paccar, Inc.                                                30,120          1,427
TRW, Inc.                                                   47,700          2,486
                                                                       ----------
                                                                           58,857
                                                                       ----------
NON-FERROUS--0.5%
Alumax, Inc.+                                               25,500          1,057
Aluminum Company of America                                 63,000          5,181
Asarco, Inc.                                                10,800            332
Cyprus Minerals Co.                                         31,200            788
Engelhard Corp.                                             44,687            933
Freeport-McMoRan Copper & Gold, Inc. Class A                29,531            790
Freeport-McMoRan Copper & Gold, Inc. Class B                63,894          1,789
Phelps Dodge Corp.                                          22,200          1,786
Reynolds Metals Co.                                         28,800          2,036
                                                                       ----------
                                                                           14,692
                                                                       ----------
OIL-DOMESTIC--1.1%
Amerada Hess Corp.                                          30,100          1,750
Ashland, Inc.                                               23,600          1,183
Atlantic Richfield Co.                                     110,200          8,264
Fina, Inc.                                                   8,000            528
Kerr-McGee Corp.                                            17,000          1,056
Monterey Resources, Inc.+                                   17,025            351
Murphy Oil Corp.                                            11,370            610
Oryx Energy Co.+                                            28,200            746
Pennzoil Co.                                                13,800          1,065
Phillips Petroleum Co.                                      95,700          4,552
Pogo Producing Co.                                          10,000            434
Santa Fe Energy Resources, Inc.+                            38,600            427
Sun, Inc.                                                   31,900          1,240
Tosco Corp.                                                 48,600          1,607
TransTexas Gas Corp.+                                       22,000            316
Ultramar Diamond Shamrock Corp.                             30,800          1,005
Unocal Corp.                                                81,534          3,185
USX-Marathon Group                                         101,000          3,289
                                                                       ----------
                                                                           31,608
                                                                       ----------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
OIL-INTERNATIONAL--4.2%
Amoco Corp.                                                172,000     $   16,265
Chevron Corp.                                              230,400         17,842
Exxon Corp.                                                876,400         53,624
Mobil Corp.                                                282,000         20,516
Texaco, Inc.                                                94,300         10,868
                                                                       ----------
                                                                          119,115
                                                                       ----------
PAPER--1.3%
Boise Cascade Corp.                                         23,000            910
Bowater, Inc.                                               13,600            696
Champion International Corp.                                38,500          2,279
Consolidated Papers, Inc.                                   17,100            997
Georgia-Pacific Corp.                                       32,300          2,947
International Paper Co.                                    110,100          5,808
Kimberly-Clark Corp.                                       194,660          9,234
Louisiana-Pacific Corp.                                     36,500            808
Mead Corp.                                                  18,400          1,305
Potlatch Corp.                                               9,300            434
Rayonier, Inc.                                              13,875            677
St. Joe Corp.                                                9,100            779
Temple Inland, Inc.                                         19,400          1,251
Union Camp Corp.                                            26,300          1,560
Westvaco Corp.                                              43,300          1,467
Weyerhaeuser Co.                                            74,400          4,297
Willamette Industries, Inc.                                 17,000          1,356
                                                                       ----------
                                                                           36,805
                                                                       ----------
PRODUCER GOODS & MANUFACTURING--5.7%
Aeroquip-Vickers, Inc.                                       7,000            391
AGCO, Inc.                                                  19,600            637
Airgas, Inc.+                                               20,600            375
Allied Signal, Inc.                                         97,900          8,083
American Financial Group, Inc.                              24,100          1,042
American Standard Corp.+                                    25,500          1,199
Avery Dennison Corp.                                        36,800          1,511
Blyth Industries, Inc.+                                     15,000            554
Boise Cascade Office Products Corp.+                        16,400            345
Briggs & Stratton Corp.                                     16,300            787
Case Corp.                                                  23,900          1,603
Caterpillar, Inc.                                          133,600          7,757
Commscope Inc.+                                             12,333            213
Cooper Industries, Inc.                                     45,300          2,415
Corporate Express, Inc.+                                    34,350            586
Deere & Co.                                                 94,500          5,292
Dover Corp.                                                 44,600          3,080
Emerson Electric Co.                                       152,400          8,334
Federal Signal Corp.                                        10,066            262

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
FMC Corp.+                                                  13,600     $    1,130
Foster Wheeler Corp.                                         9,800            448
General Electric Co.                                     1,154,700         72,167
Halter Marine Group, Inc.+                                   4,158            165
Harnischfeger Industries, Inc.                              22,500            903
Harsco Corp.                                                14,800            667
Herman Miller, Inc.                                         14,200            735
Hillenbrand Industries, Inc.                                27,000          1,186
Hubbell, Inc. Class B                                       26,938          1,236
Illinois Tool Works, Inc.                                   82,600          3,996
Ingersoll-Rand Co.                                          43,700          2,627
ITT Industries, Inc.                                        50,600          1,594
Johns Manville Corp.                                        49,300            610
Johnson Controls, Inc.                                      28,600          1,364
Kennametal, Inc.                                             9,700            454
Mark IV Industries, Inc.                                    15,405            387
Millipore Corp.                                             12,400            614
Nordson Corp.                                                5,300            306
Pall Corp.                                                  40,233            953
Parker-Hannifin Corp.                                       24,250          1,560
Pentair, Inc.                                                6,200            221
Precision Castparts Corp.                                    7,100            459
Prestek, Inc.+                                               8,000            320
Raychem Corp.                                               15,400          1,433
Smith International, Inc.+                                  17,000          1,237
Tecumseh Products Co. Class A                                6,500            367
Tenneco, Inc. (New)                                         70,500          3,424
Thermo Instruments Systems, Inc.+                           41,737          1,667
Timken Co.                                                  18,600            696
Trinity Industries, Inc.                                    11,950            475
Tyco International Ltd. New+                                83,114          6,519
U.S. Filter Corp. (New)+                                    25,000            900
Ucar International, Inc.+                                   14,000            661
W.W. Grainger, Inc.                                         15,800          1,403
Westinghouse Electric Corp.                                219,803          5,660
York International Corp.                                     8,400            377
                                                                       ----------
                                                                          163,387
                                                                       ----------
RAILROAD--0.8%
Alexander & Baldwin, Inc.                                    6,700            181
Burlington Northern Santa Fe Corp.                          57,451          5,268
CSX Corp.                                                   77,700          4,443
Illinois Central Corp. Class A                              15,525            521
Kansas City Southern Industries, Inc.                       14,700          1,101
Norfolk Southern Corp.                                      41,700          4,087

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Union Pacific Corp.                                         89,761     $    5,828
Wisconsin Central Transportation Corp.+                     12,900            400
                                                                       ----------
                                                                           21,829
                                                                       ----------
REAL PROPERTY--0.2%
Doubletree Corp.+                                           11,000            550
HFS, Inc.+                                                  51,425          2,864
Host Marriott Corp.+                                        67,500          1,316
Rouse Co.                                                   22,500            661
                                                                       ----------
                                                                            5,391
                                                                       ----------
RETAIL--5.1%
Albertson's, Inc.                                           96,800          3,328
American Stores Co.                                         93,400          2,212
AutoZone, Inc.+                                             52,000          1,469
Bed Bath & Beyond, Inc.+                                    24,800            769
Borders Group                                               22,000            524
CDW Computer Centers, Inc.+                                  6,400            466
Circuit City Stores, Inc.                                   33,800          1,204
CompUSA, Inc.+                                              26,000            804
Consolidated Stores Corp.+                                  30,312          1,135
Costco Companies, Inc.+                                     80,704          2,910
CUC International, Inc.+                                   134,037          3,150
CVS Corp.                                                   56,057          3,160
Dayton Hudson Corp.                                         80,500          4,589
Dillards Inc. Class A                                       42,200          1,688
Dollar General Corp.                                        27,950          1,158
Family Dollar Stores, Inc.                                  69,750          1,482
Fastenal Co.                                                 9,700            559
Federated Department Stores, Inc.+                          80,200          3,368
Food Lion, Inc. Class A                                    150,450          1,114
Food Lion, Inc. Class B                                     64,800            470
Fred Meyer, Inc.+                                           10,000            520
Gap, Inc.                                                   92,000          4,088
General Nutrition Companies, Inc.+                          23,600            655
Giant Food, Inc. Class A                                    13,700            445
Global Directmail Corp.+                                    10,000            220
Great Atlantic & Pacific Tea Co., Inc.                       5,700            143
Hannaford Bros. Co., Inc.                                   13,300            452
Harcourt General, Inc.                                      20,200            961
Home Depot, Inc.                                           252,449         11,912
International Game Technology                               33,600            672
Intimate Brands                                            100,000          2,200
J.C. Penney Co., Inc.                                       85,300          5,118
K Mart Corp.+                                              165,700          2,299
Kohl's Corp.+                                               29,200          2,013
Kroger Co.+                                                 86,400          2,603
Limited, Inc.                                               94,819          2,157

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Lowe's Companies, Inc.                                      66,100     $    2,285
May Department Stores Co.                                   90,900          4,892
Mercantile Stores Co., Inc.                                 18,300          1,143
Nordstrom, Inc.                                             36,900          2,159
Office Depot, Inc.+                                         48,300            891
Officemax, Inc.+                                            56,100            831
Payless Shoesource, Inc.+                                   19,600          1,257
Pep Boys-Manny Moe & Jack                                   13,700            363
PETSMART, Inc.+                                             14,800            127
Rite Aid Corp.                                              39,450          1,975
Ross Stores, Inc.                                           16,000            470
Safeway, Inc.+                                              84,540          4,306
Sears Roebuck & Co.                                        135,100          7,667
Sotheby's Holdings, Inc. Class A                            18,700            354
Southland Corp.+                                           100,000            284
Staples, Inc.+                                              58,605          1,377
Tandy Corp.                                                 18,058          1,199
Tiffany & Co. (New)                                         10,000            453
TJX Companies, Inc.                                         52,200          1,436
Toys 'R' Us, Inc.+                                         105,480          3,646
Viking Office Products, Inc.+                               16,200            342
Wal Mart Stores, Inc.                                      800,500         28,417
Walgreen Co.                                               177,400          4,779
Weis Markets, Inc.                                           7,900            267
Winn Dixie Stores, Inc.                                     50,300          1,694
Woolworth Corp.+                                            49,000          1,096
                                                                       ----------
                                                                          145,727
                                                                       ----------
STEEL--0.2%
AK Steel Holding Corp.                                       7,500            339
Allegheny Teledyne, Inc.                                    58,280          1,799
LTV Corp.                                                   19,200            250
Nucor Corp.                                                 35,100          1,990
USX - U.S. Steel Group                                      27,160            954
Worthington Industries, Inc.                                21,700            403
                                                                       ----------
                                                                            5,735
                                                                       ----------
TELEPHONE--5.0%
360 Communications Co.+                                     12,578            231
Adtran, Inc.+                                                9,600            374
Air Touch Communications+                                  174,200          5,890
Alltel Corp.                                                60,500          1,913
Ameritech Corp.                                            193,000         12,099
Andrew Corp.                                                25,612            637
Aspect Telecommunications Corp.+                            10,000            220
AT&T Corp.                                                 547,617         21,358
Bell Atlantic Corp.                                        271,644         19,660
Bellsouth Corp.                                            344,500         15,158

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Century Telephone Enterprises, Inc.                         28,750     $    1,044
Cincinnati Bell, Inc.                                       46,800          1,261
Comsat Corp. Series 1                                       17,000            369
DSC Communications Corp.+                                   24,800            722
Frontier Corp.                                              62,450          1,378
GTE Corp.                                                  333,400         14,857
LCI International, Inc.+                                    39,000            936
MCI Communications Corp.                                   244,600          6,971
Nextel Communications, Inc.+                                96,100          2,409
Nextlevel Systems, Inc.+                                    37,000            742
Paging Network, Inc.+                                       30,300            307
Pairgain Technologies, Inc.+                                 4,000            103
Pioneer Natural Resources Company+                          29,400          1,174
Southern New England Telecommunications Corp.               23,800            910
Sprint Corp.                                               157,334          7,395
Telephone & Data Systems, Inc.                              20,100            794
Tellabs, Inc.+                                              69,600          4,154
U.S. Cellular Corp.+                                        28,800            868
U.S. West, Inc. (Communications Group)                     174,110          6,235
U.S. West, Inc. (Media Group)+                             209,700          4,194
WorldCom, Inc.+                                            311,979          9,340
                                                                       ----------
                                                                          143,703
                                                                       ----------
TOBACCO--1.7%
Gallaher Group PLC - Sponsored ADR+                         51,300            920
Loew's Corp.                                                45,000          4,587
Philip Morris Companies., Inc.                             858,100         37,434
RJR Nabisco Holdings Corp.                                 101,736          3,542
UST, Inc.                                                   72,200          2,085
                                                                       ----------
                                                                           48,568
                                                                       ----------
TRANSPORTATION-MISCELLANEOUS--0.1%
Federal Express Corp.+                                      38,600          2,565
Pittston Service Group                                       9,900            351
Ryder Systems, Inc.                                         33,800          1,206
                                                                       ----------
                                                                            4,122
                                                                       ----------
TRAVEL & RECREATION--1.2%
Acxiom Corp.+                                               16,000            284
Brunswick Corp.                                             28,900            881
Callaway Golf Co.                                           19,000            640
Choice Hotels Holdings, Inc.+                               14,550            277
Circus Circus Enterprises, Inc.+                            25,400            608
Extended Stay America, Inc.+                                20,400            273
Gaylord Entertainment Co. Class A                           33,010            770
Harrah's Entertainment, Inc.+                               47,100          1,057
Hilton Hotels Corp.                                         96,200          2,952
ITT Corp. (New)+                                            38,900          2,443
La Quinta Inns, Inc.                                        19,200            403

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Marriott International, Inc.                                46,100     $    3,069
MGM Grand, Inc.+                                            13,500            542
Mirage Resorts, Inc.+                                       69,100          1,853
Promus Hotel Corp.+                                         15,200            590
Walt Disney Co.                                            240,907         18,504
                                                                       ----------
                                                                           35,146
                                                                       ----------
UTILITIES--3.8%
AES Corp.+                                                  55,318          2,047
AGL Resources, Inc.                                         14,600            276
Allegheny Power System, Inc.                                42,100          1,224
American Electric Power Co., Inc.                           68,900          3,010
American Water Works Co., Inc.                              19,600            407
Baltimore Gas & Electric Co.                                47,150          1,273
Boston Edison Co.                                           12,900            364
Brooklyn Union Gas Co.                                      22,350            675
CalEnergy Co., Inc.+                                        21,900            725
Carolina Power & Light Co.                                  50,500          1,704
Centerior Energy Corp.                                      48,600            547
Central & South West Services Corp.                         75,800          1,568
Cinergy Corp.                                               49,565          1,639
Cipsco, Inc.                                                11,000            406
Citizens Utilities Company Class B+                         77,953            653
CMS Energy Corp.                                            27,900          1,003
Coastal Corp.                                               34,300          1,981
Columbia Gas System, Inc.                                   19,100          1,261
Consolidated Edison Co. of New York, Inc.                   88,700          2,716
Consolidated Natural Gas Co.                                30,400          1,796
Delmarva Power & Light Co.                                  15,700            282
Dominion Resources, Inc.                                    72,750          2,619
DPL, Inc.                                                   38,850            920
DQE, Inc.                                                   29,050            922
DTE Energy Co.                                              52,100          1,543
Duke Energy Corp.                                          131,931          6,387
Edison International                                       145,600          3,513
El Paso Natural Gas Co. (New)                               19,684          1,107
Enova Corp.                                                 42,700          1,025
Enron Corp.                                                114,569          4,418
Entergy Corp.                                               74,421          1,847
Equitable Resources, Inc.                                    5,100            156
Florida Progress Corp.                                      30,400            979
FPL Group, Inc.                                             67,200          3,125
GPU, Inc.                                                   42,600          1,432
Hawaiian Electric Industries, Inc.                           7,900            286
Houston Industries, Inc.                                   163,417          3,309
Idaho Power Co.                                             21,400            677
Illinova Corp.                                              16,300            375
Ipalco Enterprises, Inc.                                    11,000            358

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
K N Energy, Inc.                                             7,000     $      291
Kansas City Power & Light Co.                               15,900            455
Ku Energy Corp.                                             26,500            878
LG & E Energy Corp.                                         25,900            586
Long Island Lighting Co.                                    36,800            909
MCN Energy Group, Inc.                                      35,600          1,092
Midamerican Energy Holdings Co.                             34,461            588
Montana Power Co.                                           17,900            413
National Fuel Gas Co.                                       16,600            738
New Century Energies Inc.+                                  37,700          1,522
New England Electric Co.                                    28,800          1,102
New York State Electric & Gas Corp.                         16,400            400
Niagara Mohawk Power Corp.+                                 25,200            225
NICOR, Inc.                                                 10,300            374
Nipsco Industries, Inc.                                     30,900          1,261
Northeast Utilities                                          1,000             10
Northern States Power Co.                                   24,200          1,165
Ohio Edison Co.                                             54,000          1,188
Oklahoma Gas & Electric Co.                                 10,200            453
Pacific Enterprises, Inc.                                   32,800          1,080
Pacific Gas & Electric Corp.                               151,458          3,512
PacifiCorp.                                                 94,500          1,961
PECO Energy Co.                                             78,500          1,869
Peoples Energy Corp.                                         9,500            358
Pinnacle West Capital Co.                                   32,300          1,044
Potomac Electric Power Co.                                   9,400            213
PP&L Resources, Inc.                                        54,720          1,200
Public Service Enterprises                                  52,300          1,298
Puget Sound Power & Light Co.                               28,200            716
Questar Corp.                                               17,900            716
Scana Corp.                                                 45,800          1,105
Seagull Energy Corp.+                                       19,000            464
Sonat, Inc.                                                 25,600          1,275
Southern Co.                                               238,700          5,028
Teco Energy, Inc.                                           47,200          1,136
Texas Utilities Co.                                         60,812          2,121
Unicom Corp.                                                35,500            839
Union Electric Co.                                          42,400          1,577
Utilicorp United, Inc.                                      13,900            414

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Washington Water Power Co.                                   7,700     $      150
Western Resources, Inc.                                     27,231            912
Williams Companies, Inc.                                    56,090          2,612
Wisconsin Energy Corp.                                      39,600          1,012
                                                                       ----------
                                                                          106,817
                                                                       ----------
TOTAL COMMON STOCK
 (Cost $1,843,033)                                                      2,838,021
                                                                       ----------
PREFERRED STOCK--0.0%
HEALTHCARE--0.0%
Fresenius National Medical, Inc.+                           24,900              2
                                                                       ----------
INSURANCE--0.0%
Aetna, Inc. 6.25% Class C (Voting)                           2,922            257
                                                                       ----------
TOTAL PREFERRED STOCK
  (Cost $191)                                                                 259
                                                                       ----------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1997

                                                         Maturity        Value
                                                          (000s)         (000s)
                                                         ---------     ----------
REPURCHASE AGREEMENT--0.2%
PNC Bank, N.A.
  4.75%, Dated 08/29/97;
  Due 09/02/97, Collateralized By:
  Federal National Mortgage Assoc.
  CMO: $6,760,000 Par;
  6.50% Due 09/25/20                                       $6,523      $    6,520
                                                                       ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $6,520)                                                             6,520
                                                                       ----------
TOTAL INVESTMENTS--100.0%,
  (Cost $1,849,744)                                                     2,844,800
                                                                       ----------
OTHER ASSETS AND LIABILITIES--0.0%
  Other Assets                                                              8,714
  Liabilities                                                              (7,379)
                                                                       ----------
                                                                            1,335
                                                                       ----------
NET ASSETS--100.0%
Applicable to 100,826,039 outstanding Investor Shares
  and 14,006,340 outstanding Select Shares $0.00001
  par value (unlimited shares authorized)                              $2,846,135
                                                                       ==========
NET ASSET VALUE PER INVESTOR SHARE
($2,498,891,290/100,826,039)                                               $24.78
                                                                            =====
NET ASSET VALUE PER SELECT SHARE
($347,243,873/14,006,340)                                                  $24.79
                                                                            =====

---------------
+Non-Income Producing Security.

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended August 31, 1997

Investment income:
  Dividends                                                 $ 38,738
  Interest                                                       604
                                                            --------
    Total investment income                                   39,342
                                                            --------
Expenses:
  Investment advisory and administration fee                   5,204
  Transfer agency and shareholder service fees:
    Investor Shares                                            5,313
    Select Shares                                                 58
  Custodian fees                                                 276
  Registration fees                                              419
  Professional fees                                               65
  Shareholder reports                                            252
  Trustees' fees                                                  37
  Insurance and other expenses                                    61
                                                            --------
                                                              11,685
Less expenses reduced (see Note 4)                            (1,430)
                                                            --------
    Total expenses incurred by Fund                           10,255
                                                            --------
Net investment income                                         29,087
                                                            --------
Net realized loss on investments sold                         (4,992)
Increase in net unrealized appreciation on investments       651,010
                                                            --------
  Net gain on investments                                    646,018
                                                            --------
Increase in net assets resulting from operations            $675,105
                                                            ========

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                              Year ended     Year ended
                                              August 31,     August 31,
                                                 1997           1996
                                              ----------     ----------
Operations:
  Net investment income                       $   29,087     $   20,634
  Net realized gain (loss) on investments
    sold                                          (4,992)         1,429
  Increase in net unrealized appreciation
    on investments                               651,010        144,952
                                              ----------     ----------
  Increase in net assets resulting from
    operations                                   675,105        167,015
                                              ----------     ----------
Dividends to shareholders from net
  investment income                              (23,949)       (14,179)
                                              ----------     ----------
Capital share transactions:
  Proceeds from shares sold                    1,328,283        788,862
  Net asset value of shares issued in
    reinvestment of dividends                     21,833         12,770
  Early withdrawal fees                              429            385
  Less payments for shares redeemed             (715,625)      (221,508)
                                              ----------     ----------
  Increase in net assets from capital share
    transactions (see Note 10)                   634,920        580,509
                                              ----------     ----------
Total increase in net assets                   1,286,076        733,345
Net assets:
  Beginning of year                            1,560,059        826,714
                                              ----------     ----------
  End of year (including undistributed net
    investment income of $20,272 and
    $15,134, respectively)                    $2,846,135     $1,560,059
                                              ==========     ==========
Number of Fund shares:
  Sold                                            59,126         45,105
  Reinvested                                       1,058            758
  Redeemed                                       (31,365)       (12,583)
                                              ----------     ----------
  Net increase in shares outstanding              28,819         33,280
Shares outstanding:
  Beginning of year                               86,013         52,733
                                              ----------     ----------
  End of year                                    114,832         86,013
                                              ==========     ==========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                       Investor Shares

                                                                                    Eight
                                                                                    months
                                                                                    ended       Year ended
                                             Year ended August 31,                August 31,   December 31,
                                    1997          1996        1995       1994        1993          1992
                                ------------   ----------   --------   --------   ----------   ------------
Net asset value at beginning of
 period                           $    18.14   $    15.68   $  13.08   $  12.80     $  11.96     $  11.26
Income from investment
----------------------
 operations
 ----------
 Net investment income                  0.28         0.24       0.26       0.26         0.17         0.24
 Net realized and unrealized
   gain on investments                  6.62         2.45       2.48       0.28         0.79         0.71
                                  ----------   ----------   --------   --------     --------     --------
 Total from investment
   operations                           6.90         2.69       2.74       0.54         0.96         0.95
Less distributions
------------------
 Dividends from net investment
   income                              (0.26)       (0.23)     (0.14)     (0.26)       (0.12)       (0.25)
 Distributions from realized
   gain on investments                    --           --         --         --           --           --
                                  ----------   ----------   --------   --------     --------     --------
 Total distributions                   (0.26)       (0.23)     (0.14)     (0.26)       (0.12)       (0.25)
                                  ----------   ----------   --------   --------     --------     --------
Net asset value at end of
 period                           $    24.78   $    18.14   $  15.68   $  13.08     $  12.80     $  11.96
                                  ==========   ==========   ========   ========     ========     ========
Total return (not annualized)          38.32%       17.27%     21.23%      4.28%        8.06%        8.52%
----------------------------
Ratios/Supplemental data
------------------------
 Net assets, end of period
   (000s)                         $2,498,891   $1,560,059   $826,714   $554,061     $515,272     $370,980
 Ratio of expenses to average
   net assets+                          0.47%        0.49%      0.54%      0.51%        0.45%*       0.35%
 Ratio of net investment income
   to average net assets+               1.33%        1.66%      2.03%      2.06%        2.21%*       2.45%
 Portfolio turnover rate                   2%           2%         2%         3%           1%           1%
 Average commission rate++        $     0.03   $     0.03         --         --           --           --

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
   net assets                               0.53%       0.57%     0.63%     0.56%      0.49%        0.52%
  Ratio of net investment income to
   average net assets                       1.27%       1.58%     1.94%     2.01%      2.17%        2.28%

++Disclosure required, effective for reporting periods after September 1, 1995.

* Annualized

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

                                       Select Shares
                                                                              Period ended
                                                                               August 31,
                                                                                 1997**
                                                                              -------------
Net asset value at beginning of period                                           $  22.64
Income from investment operations
---------------------------------
 Net investment income                                                               0.05
 Net realized and unrealized gain on investments                                     2.10
                                                                                 --------
 Total from investment operations                                                    2.15
Less distributions
------------------
 Dividends from net investment income                                                  --
 Distributions from realized gain on investments                                       --
                                                                                 --------
 Total distributions                                                                   --
                                                                                 --------
Net asset value at end of period                                                 $  24.79
                                                                                 ========
Total return (not annualized)                                                        9.50%
 ---------------------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                                                $347,244
 Ratio of expenses to average net assets+                                            0.35%*
 Ratio of net investment income to average net assets+                               1.26%*
 Portfolio turnover rate                                                                2%
 Average commission rate                                                         $   0.03

---------------

 + The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                                    0.68%*
   Ratio of net investment income to average net assets                       0.93%*

 * Annualized

** For the period May 19, 1997 (commencement of operations) to August 31, 1997.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1997

1. DESCRIPTION OF THE FUND

The Schwab 1000 Fund(R) (the "Fund") is a series of Schwab Investments (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

The Fund offers two classes of shares -- Investor Shares and Select Shares. Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of the Fund are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At August 31, 1997 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $995,056,000 of which $1,008,521,000 related to appreciated securities and $13,465,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. The Investment Manager has reduced a portion of its fee for the year ended August 31, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc.

------------------------------------------------------------------------------

("Schwab"). For services provided under these agreements, Schwab receives an annual fee from each class of shares, payable monthly, of 0.05% of average daily net assets for transfer agency services. For shareholder services provided, Schwab will receive from the Investor Shares and Select Shares an annual fee of 0.20% and 0.05%, respectively, of average net assets of that class of shares. Schwab has reduced a portion of its fee for the year ended August 31, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust were also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $37,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses of the Select Shares in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended August 31, 1997, the total of such fees reduced and absorbed by the Investment Manager were $1,179,000 and the total of such fees reduced by Schwab were $213,000 and $38,000, for Investor Shares and Select Shares, respectively (see Financial Highlights).

5. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $50,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended August 31, 1997, no borrowings were made under this arrangement.

6. SECURITIES LENDING

The Fund loaned securities to certain brokers, dealers and other financial institutions who paid the Fund negotiated lenders' fees. The Fund received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

securities at the inception of each loan. The loans are required to be secured continuously by collateral in an amount equal to at least 100% of the market value of the securities loaned. At August 31, 1997, the market value of securities loaned was $517,585,000, for which the Fund received cash collateral of $537,586,000.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $689,858,000 and $45,875,000, respectively, during the year ended August 31, 1997. Included in the aforementioned are purchases of common stock of Charles Schwab Corp., an affiliated issuer, with a current value as of August 31, 1997, of $2,610,000.

8. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than one year. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended August 31, 1997, total early withdrawal fees retained by the Fund amounted to $429,000.

9. COMPOSITION OF NET ASSETS

At August 31, 1997, net assets consisted of (in thousands):

Paid in capital                                       $1,837,358
Undistributed net investment income                       20,272
Accumulated net realized loss on investments sold         (6,551)
Net unrealized gain on investments                       995,056
                                                      ----------
  Total                                               $2,846,135
                                                      ==========

At August 31, 1997, the Fund's Statement of Net Assets included: $4,797,000 dividends receivable, $3,770,000 receivable for Fund shares sold, $3,709,000 payable for investments purchased, $2,787,000 payable for Fund shares redeemed, $134,000 payable for investment advisory and administration fee, $163,000 payable for transfer agency and shareholder service fees.

------------------------------------------------------------------------------

10. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and Select Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares for the year ended August 31, 1997 were as follows (in thousands):

                                      Investor      Select
                                       Shares       Shares        Total
                                      --------     --------     ----------
Capital share transactions:
  Proceeds from shares sold           $971,641     $356,642     $1,328,283
  Net asset value of shares issued
    in reinvestment of dividends        21,833            0         21,833
  Less payments for shares redeemed   (700,480)     (15,145)      (715,625)
  Early redemption fees                    423            6            429
                                      --------     --------       --------
    Increase in net assets from
      capital share transactions      $293,417     $341,503     $  634,920
                                      ========     ========       ========
Number of Fund shares:
  Sold                                  44,512       14,614         59,126
  Reinvested                             1,058            0          1,058
  Redeemed                             (30,757)        (608)       (31,365)
                                      --------     --------       --------
    Net increase in shares
      outstanding                       14,813       14,006         28,819
                                      ========     ========       ========

------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab 1000 Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab 1000 Fund (one of the series constituting Schwab Investments, hereafter referred to as the "Trust") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 30, 1997
                    1997 Special Tax Information (unaudited)

Notice to Corporate Shareholders
--------------------------------
100% of the Fund's distributions for the fiscal year ended August 31, 1997 qualify for the corporate dividends received deduction.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R)--High Growth Fund
                  Schwab Asset Director--Balanced Growth Fund
                Schwab Asset Director--Conservative Growth Fund
                 Schwab OneSource Portfolios--Growth Allocation
                Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                    Schwab OneSource Portfolios--Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios--International

                                SCHWAB BOND FUNDS

         Schwab Government Bond Funds--Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWAB FUNDS                                                      ==============
FAMILY (R)                                                          BULK RATE
101 Montgomery Street                                              U.S. POSTAGE
San Francisco 94104                                                   PAID
                                                                  CHARLES SCHWAB
                                                                  ==============


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF5004R(10/97) CRS 20155 Printed on recycled paper.

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